Investments (Details 7) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Australia [Member]
Sovereign Fixed Maturity by Country [Line Items]
Available-for-sale Securities, Amortized Cost Basis	$ 437,713,000	$ 350,178,000
Available-for-sale Securities, Fair Value Disclosure	446,694,000	343,716,000
Percentage Of Total Available For Sales Securities	39.10%	54.00%
Japan [Member]
Sovereign Fixed Maturity by Country [Line Items]
Available-for-sale Securities, Amortized Cost Basis	214,994,000
Available-for-sale Securities, Fair Value Disclosure	219,276,000
Percentage Of Total Available For Sales Securities	19.20%
United Kingdom [Member]
Sovereign Fixed Maturity by Country [Line Items]
Available-for-sale Securities, Amortized Cost Basis	118,618,000	84,650,000
Available-for-sale Securities, Fair Value Disclosure	130,106,000	86,126,000
Percentage Of Total Available For Sales Securities	11.40%	13.50%
Germany [Member]
Sovereign Fixed Maturity by Country [Line Items]
Available-for-sale Securities, Amortized Cost Basis	72,926,000	30,920,000
Available-for-sale Securities, Fair Value Disclosure	75,741,000	30,602,000
Percentage Of Total Available For Sales Securities	6.60%	4.80%
New Zealand [Member]
Sovereign Fixed Maturity by Country [Line Items]
Available-for-sale Securities, Amortized Cost Basis	51,547,000
Available-for-sale Securities, Fair Value Disclosure	51,544,000
Percentage Of Total Available For Sales Securities	4.50%
South Africa [Member]
Sovereign Fixed Maturity by Country [Line Items]
Available-for-sale Securities, Amortized Cost Basis	37,624,000	43,173,000
Available-for-sale Securities, Fair Value Disclosure	38,528,000	43,991,000
Percentage Of Total Available For Sales Securities	3.40%	6.90%
South Korea [Member]
Sovereign Fixed Maturity by Country [Line Items]
Available-for-sale Securities, Amortized Cost Basis	30,592,000	22,812,000
Available-for-sale Securities, Fair Value Disclosure	32,025,000	23,378,000
Percentage Of Total Available For Sales Securities	2.80%	3.70%
Qatar [Member]
Sovereign Fixed Maturity by Country [Line Items]
Available-for-sale Securities, Amortized Cost Basis		26,464,000
Available-for-sale Securities, Fair Value Disclosure		27,549,000
Percentage Of Total Available For Sales Securities		4.30%
United Arab Emirates [Member]
Sovereign Fixed Maturity by Country [Line Items]
Available-for-sale Securities, Amortized Cost Basis		14,545,000
Available-for-sale Securities, Fair Value Disclosure		15,067,000
Percentage Of Total Available For Sales Securities		2.40%
Other Countries [Member]
Sovereign Fixed Maturity by Country [Line Items]
Available-for-sale Securities, Amortized Cost Basis	139,927,000	62,930,000
Available-for-sale Securities, Fair Value Disclosure	148,792,000	66,205,000
Percentage Of Total Available For Sales Securities	13.00%	10.40%
Combined Sovereign Debt [Member]
Sovereign Fixed Maturity by Country [Line Items]
Available-for-sale Securities, Amortized Cost Basis	1,103,941,000	635,672,000
Available-for-sale Securities, Fair Value Disclosure	$ 1,142,706,000	$ 636,634,000
Percentage Of Total Available For Sales Securities	100.00%	100.00%